Capital Stock Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Capital Stock Transactions [Abstract]
Schedule Of Capital Stock Repurchases

	For the Years Ended December 31,
	2012	2011	2010

Shares repurchased	932,706	2,602,513	1,648,047
Weighted average price per share	$64.87	$55.28	$63.14